Derivative financial instruments	6 Months Ended
Jun. 30, 2011
Derivative financial instruments
Derivative financial instruments

20   Derivative financial instruments

Risk management policy

Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. To do that, Vale evaluates not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk) and those risks inherent in Vale’s operational processes (operational risk).

Vale considers that the effective management of risk is a key objective to support its growth strategy and financial flexibility.  The risk reduction on Vale’s future cash flows contributes to a better perception of the Company’s credit quality, improving its ability to access different markets. As a commitment to the risk management strategy, the Board of Directors has established an enterprise-wide risk management policy and a risk management committee.

The risk management policy determines that Vale should evaluate regularly its cash flow risks and potential risk mitigation strategies. Whenever considered necessary, mitigation strategies should be put in place to reduce cash flow volatility. The executive board is responsible for the evaluation and approval of long-term risk mitigation strategies recommended by the risk management committee.

The risk management committee assists our executive officers in overseeing and reviewing our enterprise risk management activities including the principles, policies, process, procedures and instruments employed to manage risk. The risk management committee reports periodically to the executive board on how risks have been monitored, what are the most important risks we are exposed to and their impact on cash flows.

The risk management policy and procedures, that complement the normative of risk management governance model, explicitly prohibit speculative transactions with derivatives and require the diversification of operations and counterparties.

Besides the risk management governance model, Vale has put in place a well defined corporate governance structure. The recommendation and execution of the derivative transactions are implemented by independent areas. The strategy and risk management department is responsible for defining and proposing to the risk management committee market risk mitigation strategies consistent with Vale’s and its wholly owned subsidiaries corporate strategy. The finance department is responsible for the execution of the risk mitigation strategies through the use of derivatives. The independence of the areas guarantees an effective control on these operations.

When measuring our exposures, the correlations between market risk factors are taken into consideration once we must be able to evaluate the net impact on our cash flows from all main market variables. We are also able to identify a natural diversification of products and currencies in our portfolio and therefore a natural reduction of the overall risk of the Company.

The consolidated market risk exposure and the portfolio of derivatives are measured monthly and monitored in order to evaluate the financial results and market risk impacts on our cash flow, as well as to guarantee that the initial goals will be achieved. The mark-to-market of the derivatives portfolio is reported weekly to management.

Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed are:

• Interest rates;

• Foreign exchange;

• Product prices and input costs

Foreign exchange and interest rate risk

Vale’s cash flows are exposed to volatility of several different currencies. While most of our product prices are indexed to the US dollars, most of our costs, disbursements and investments are indexed to currencies other than the US dollar, mainly the Brazilian real and Canadian dollar.

Derivative instruments may be used to reduce Vale’s potential cash flow volatility arising from its currency mismatch. Vale’s foreign exchange and interest rate derivative portfolio consists, basically, of interest rate swaps to convert floating cash flows in Brazilian real to fixed or floating US dollar cash flows, without any leverage.

Vale is also exposed to interest rate risks on loans and financings. Our floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans.

In general, our US dollars floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollars). To mitigate the impact of the interest rate volatility on its cash flows, Vale takes advantage of natural hedges resulting from the correlation of metal prices and US dollar floating rates. When natural hedges are not present, we may opt to look for the same effect by using financial instruments.

Our Brazilian real denominated debt subject to floating interest rates refers to debentures, loans obtained from Banco Nacional de Desenvolvimento Econômico e Social (BNDES) and property and services acquisition financing in the Brazilian market. These debts are mainly linked to CDI and TJLP.

The swap transactions used to convert debt linked to Brazilian reais into U.S. Dollars have similar — and sometimes shorter — settlement dates than the final maturity of the debt instruments. Their amounts are similar to the principal and interest payments, subjected to liquidity market conditions. The swaps with shorter settlement date than the debts’ final maturity are renegotiated through time so that their final maturity match — or become closer — to the debt final maturity. At each settlement date, the results on the swap transactions partially offset the impact of the foreign exchange rate in our obligations, contributing to stabilize the cash disbursements in U.S. Dollars for the interest and/or principal payment of our Brazilian Real denominated debt.

In the event of an appreciation (depreciation) of the Brazilian real against the US dollar, the negative (positive) impact on our Brazilian real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar / Brazilian real exchange rate on the payment date.

We have other exposures associated with our outstanding debt portfolio. In order to reduce cash flow volatility associated with a financing from KFW (Kreditanstalt Für Wiederaufbau) indexed to Euribor, Vale entered into a swap contract where the cash flows in Euros are converted into cash flows in US dollars. We have also entered into a swap to convert the cash flow from a debt instrument issued originally in Euro into US dollars. In this derivative transaction, we receive fixed interest rates in Euros and pay fixed interest rates in US dollars.

Vale started a program of cash allocation in U.S. Dollars where the goal is to monetize part of cash investments in Brazilian Reais with U.S. Dollar rewards in the brazilian market. Vale entered into a swap transaction to convert profitability in Brazilian Reais cash investments in CDI to a U.S. Dollar fixed rate. In these operations, Vale receives U.S. Dollars fixed rates and pays profitability linked to CDI.

In addition, Vale had made a bid offer for assets in the African copperbelt, therefore, in order to reduce volatility of the value in U.S. dollars for the payment in Souht African Rands, Vale used South African Rands forward purchase.

Product price risk

Vale is also exposed to several market risks associated with commodities price volatilities. Currently, our derivative transactions include nickel, copper and bunker oil derivatives and all have the same purpose of mitigating Vale’s cash flow volatility.

Nickel — The Company has the following derivative instruments in this category:

•                  Sales Hedging Program - in order to protect our cash flows in 2011 and 2012, we entered into derivative transactions where we fixed the prices of some of our nickel sales during the period.

•                  Fixed price sales program - we use to enter into nickel future contracts on the London Metal Exchange (LME) with the purpose of maintaining our exposure to nickel price variation, regarding the fact that, in some cases, the commodity is sold at a fixed price to some customers. Whenever the ‘Strategic derivative program’ is executed, the ‘Fixed price sales program’ is interrupted.

•                  Nickel purchase program - Vale has also sold nickel futures on the LME, in order to minimize the risk of mismatch between the pricing on the costs of intermediate products and finished goods.

Copper — We entered into derivatives transactions in order to reduce the cash flow volatility due to the quotation period mismatch between the pricing period of copper scrap purchase and the pricing period of final products sale to the clients.

Bunker Oil — In order to reduce the impact of bunker oil price fluctuation on Vale’s freight hiring and, therefore, on Vale’s cash flow, Vale implemented a derivative program that consists of forward purchases and swaps.

Embedded derivatives — In addition to the contracts mentioned above, Vale Inco Ltd., Vale’s wholly-owned subsidiary, has nickel concentrate and raw materials purchase agreements, where there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives.

Under the Standard Accounting for Derivative Financial Instruments and Hedging Activities, all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in current earnings, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.

At June 30, 2011, we have outstanding positions designated as cash flow hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, such as time value, the value of such excluded portion is included in earnings.

	Assets				Liabilities
	As of June 30 (Unaudited)		As of December 31		As of June 30 (Unaudited)		As of December 31
	2011		2010		2011		2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	601	127	—	300	1	7	—	—
EURO floating rate vs. US$ floating rate swap	—	—	1	—	—	—	—	—
US$ floating rate vs. fixed US$ rate swap	—	—	—	—	2	—	4	—
EuroBond Swap	—	46	—	—	—	—	—	8
Pre Dollar Swap	13	—	—	1	—	4	—	—
AUD floating rate vs. fixed US$ rate swap	—	—	2	—	—	—	—	—
Swap US$ fixed rate vs. CDI	—	—	—	—	46	—	—	—
Rande forward (South Africa)	2	—	—	—	—	—	—	—
	616	173	3	301	49	11	4	8
Commodities price risk
Nickel
Fixed price program	7	—	13	—	1	—	12	—
Strategic program	—	—	—	—	—	—	15	—
Bunker Oil Hedge	26	—	16	—	—	—	—	—
Coal	—	—	—	—	—	—	2	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	2	—
	33	—	29	—	1	—	31	—
Derivatives designated as hedge
Foreign exchange cash flow hedge	83	—	20	—	—	—	—	—
Strategic Nickel	61	17	—	—	—	—	—	53
	144	17	20	—	—	—	—	53
Total	793	190	52	301	50	11	35	61

The following table presents the effects of derivatives for the periods ended:

	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement: (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended			six-month period ended		Three-month period ended			six-month period ended		Three-month period ended			six-month period ended
	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010

Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	389	175	(191)	564	(241)	(112)	(48)	(75)	(160)	(104)	—	—	—	—	—
EURO floating rate vs. USD floating rate swap	—	—	(1)	—	(1)	—	—	—	—	—	—	—	—	—	—
USD floating rate vs. USD fixed rate swap	—	—	—	—	(1)	1	1	2	2	4	—	—	—	—	—
Swap Convertibles	—	—	37	—	37	—	—	(37)	—	(37)	—	—	—	—	—
Swap NDF	—	—	1	—	1	—	—	—	—	—	—	—	—	—	—
EuroBond Swap	11	42	(78)	53	(78)	—	—	—	—	—	—	—	—	—	—
Pre Dollar Swap	6	2	—	8	—	—	—	—	—	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	(47)	—	—	(47)	—	—	—	—	—	—	—	—	—	—	—
South African Rande Forward	2	—	—	2	—	—	—	—	—	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	(1)	—	1	—	(2)	(6)	(2)	(7)	—	—	—	—	—
	361	219	(233)	580	(282)	(111)	(49)	(116)	(160)	(144)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	12	13	18	25	9	(19)	(1)	2	(20)	1	—	—	—	—	—
Strategic program	—	15	88	15	(51)	—	—	36	—	50	—	—	—	—	—
Aluminum	—	—	—	—	—	—	7	—	7	16	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	(16)	—	(19)	—	2	(9)	2	(19)	—	—	—	—	—
Coal	—	—	(2)	—	(3)	—	2	—	2	—	—	—	—	—	—
Bunker Oil Hedge	2	32	(7)	34	(13)	(15)	(8)	(10)	(23)	(23)	—	—	—	—	—
	14	60	81	74	(77)	(34)	2	19	(32)	25	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	(7)	23	(7)	—	—	—	—	—	—	—	—	—	—	—
	—	(7)	23	(7)	—	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge

Aluminum	—	—	—	—	—	—	—	13	—	26	4	—	33	4	35
Strategic Nickel	(17)	(33)	(2)	(50)	(2)	17	33	—	50	—	137	(9)	94	128	41
Foreign exchange cash flow hedge	—	—	19	—	19	—	(13)	(27)	(13)	(31)	—	14	16	14	44
	(17)	(33)	17	(50)	17	17	20	(14)	37	(5)	141	5	143	146	120
Total	358	239	(112)	597	(342)	(128)	(27)	(111)	(155)	(124)	141	5	143	146	120

Unrealized gains (losses) in the period are included in our income statement under the caption of gains (losses) on derivatives, net.

Final maturity dates for the above instruments are as follows:

Interest rates/ Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012